Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Carrying Amount of Major Classes of Liabilities

The carrying amounts of the major classes of these liabilities as of December 31, 2020 and 2019 are summarized as follows:

	December 31, 2020	December 31, 2019
Assets of discontinued operations	$-	$-
Liabilities
Accounts payables and accrued expenses	$(112,397)	$(112,397)
Liabilities of discontinued operations	$(112,397)	$(112,397)

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are generally as follows:
Years
Office furniture and fixtures	4
Computer equipment	4
Rental equipment	4
Appliques	10
Website development	2

Schedule of Reconciliation of Derivative Liability Measured at Fair Value
Conversion feature derivative liability
Balance at January 1, 2019	$-
Derivative liability	65,000
Change in fair value included in earnings	36,925
Balance at March 31, 2019	$101,925
Derivative Liability	(65,000)
Change in fair value included in earnings	(36,925)
Balance at December 31, 2019	$-

Schedule of Dilutive Common Stock Equivalents

The following are dilutive common stock equivalents during the year ended:

	December 31, 2020	December 31, 2019
Convertible preferred stock	-	-
Convertible notes payable (1)	6,227,340	8,050,000
Stock Options	3,000,044	39,044
Stock Warrants	4,000	4,000
Total	9,231,384	8,093,044

(1) 6,227,340 shares of our common stock issuable upon conversion of $1,294,268 of Convertible Notes Payable as of December 31, 2020, not accounting for 4.99% beneficial ownership limitations.

Schedule of Adjustment to Net Income (Loss) Available to Common Stockholders

. The following are the adjustment to the net income (loss) available to common stockholders during the period ended:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Net loss	$(2,763,375)	$(1,379,756)
Preferred shares redemption adjustment	$-	$201,924
Net loss available to common shareholders	$(2,763,375)	$(1,177,832)

NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Weighted number of common shares outstanding – basic & diluted	1,339,537	106,175
Loss applicable to common shareholders per share	$(2.06)	$(11.09)